INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision (benefit)
The income tax provision (benefit) in the PBF Holding condensed consolidated financial statements of operations consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Current tax expense (benefit)	$737	$299	$1,209	$(64)
Deferred tax expense (benefit)	5,161	(5,576)	5,123	27,060
Total tax expense (benefit)	$5,898	$(5,277)	$6,332	$26,996